SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Share-based payments [Line Items]
Summary of the Company's option activities
		Weighted
	Number of	Average
	options	exercise price

Outstanding as of January 1, 2012	609,750	USD 1.71
Exercised	(368,160)	USD 0.72
Forfeited	(241,590)	USD 3.21

Outstanding as of December 31, 2012, 2013 and 2014	-	-

Exercisable as of December 31, 2014	-	-

2007 Share Incentive Plan [Member]
Share-based payments [Line Items]
Schedule of fair value of the share options granted which estimated based on following assumptions at the date of grant
	Share options	Share options	Share options
	granted	granted	granted
	on November 9,	on January 5,	on January 5,
	2007	2009	2010
Expected dividend yield	1.67%	2.54%	6.43%
Expected volatility	40.74%	41.76%	35.67%
Risk-free interest rate	4.23%	2.54%	3.86%
Option life (in years)	10	10	10
Forfeiture rate	0	0	0
Suboptimal exercise factor	1.5	1.5	1.5